ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Asset retirement obligations - December 31, 2021	$ 246,866	$ 21,937	$ 21,937
Accretion Expense	5,865		1,092
Estimated liabilities recorded			223,837
Asset retirement obligations - December 31, 2022	$ 252,731		$ 246,866	$ 21,937